Consolidated statement of changes in equity - AUD ($) $ in Millions		Total equity attributable to owners of Westpac Banking Corporation	Share capital	Reserves	Retained profits	Non-controlling interests	Total
Balance at Sep. 30, 2017		$ 61,288	$ 34,394	$ 794	$ 26,100	$ 54	$ 61,342
Net profit for the period		4,198			4,198	2	4,200
Net other comprehensive income for the period		37		26	11		37
Total comprehensive income for the period		4,235		26	4,209	2	4,237
Transactions in capacity as equityholders
Dividends on ordinary shares	[1]	(3,187)			(3,187)		(3,187)
Dividend reinvestment plan		310	310				310
Other equity movements
Share based payment arrangements		69		69			69
Purchase of shares (net of issue costs)		(31)	(31)				(31)
Net (acquisition)/disposal of treasury shares		(70)	(70)				(70)
Other		1		1		(6)	(5)
Total contributions and distributions		(2,908)	209	70	(3,187)	(6)	(2,914)
Balance at Mar. 31, 2018		62,615	34,603	890	27,122	50	62,665
Net profit for the period		3,897			3,897	2	3,899
Net other comprehensive income for the period		231		154	77		231
Total comprehensive income for the period		4,128		154	3,974	2	4,130
Transactions in capacity as equityholders
Dividends on ordinary shares	[1]	(3,213)			(3,213)		(3,213)
Dividend reinvestment plan		321	321				321
Conversion of Convertible Preference Shares		566	566				566
Other equity movements
Share based payment arrangements		34		34			34
Exercise of employee share options and rights		3	3				3
Purchase of shares (net of issue costs)		(4)	(4)				(4)
Net (acquisition)/disposal of treasury shares		72	72				72
Other		(1)		(1)			(1)
Total contributions and distributions		(2,222)	958	33	(3,213)		(2,222)
Balance at Sep. 30, 2018		64,521	35,561	1,077	27,883	52	64,573
Impact on adoption of new accounting standards		(725)		2	(727)		(725)
Restated opening balance		63,796	35,561	1,079	27,156	52	63,848
Net profit for the period		3,173			3,173	3	3,176	[2]
Net other comprehensive income for the period		(161)		(8)	(153)	1	(160)
Total comprehensive income for the period		3,012		(8)	3,020	4	3,016
Transactions in capacity as equityholders
Dividends on ordinary shares	[1]	(3,227)			(3,227)		(3,227)
Dividend reinvestment plan		330	330				330
Other equity movements
Share based payment arrangements		70		70			70
Purchase of shares (net of issue costs)		(31)	(31)				(31)
Net (acquisition)/disposal of treasury shares		(66)	(66)				(66)
Other						(5)	(5)
Total contributions and distributions		(2,924)	233	70	(3,227)	(5)	(2,929)
Balance at Mar. 31, 2019		$ 63,884	$ 35,794	$ 1,141	$ 26,949	$ 51	$ 63,935	[2]

[1]	First Half 2019 comprises 2018 final dividend 94 cents (Second Half 2018: 2018 interim dividend 94 cents and First Half 2018: 2017 final dividend 94 cents), all fully franked at 30%.
[2]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.